Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue	₨ 835,446	$ 11,082	₨ 909,012	₨ 909,549
Depreciation and amortisation	(100,490)	(1,333)	(96,146)	(74,879)
Cost of Sales and expenses	(625,343)	(8,295)	(668,414)	(660,966)
Other items	(1,525)	(20)	(1,847)	(561)
Impairment (Refer Note 14)	(148,022)	(1,963)	2,611	44,679
Segment profit / (loss)	(39,934)	(529)	145,216	217,822
Investment and other income	25,714	341	31,540	31,361
Finance and other costs	(54,557)	(724)	(59,026)	(135,473)
Profit/(loss) before tax	(68,777)	(912)	117,730	113,710
Financial assets investments	911		48,865	1,595	$ 12	$ 648
Deferred tax asset	82,669		52,830	58,635	1,097
Short-term investments	327,210		292,112		4,340
Cash and cash equivalents (including restricted cash and cash equivalents)	51,558		73,331		684
Income tax assets	26,530		34,926		352
Others	12,197		9,166		162
Total assets	1,755,405		1,930,910		23,285
Borrowings	579,475		662,262	581,588	7,686	$ 8,784
Current tax liabilities	1,894		4,109		25
Deferred tax liabilities	29,675		44,154	43,703	394
Others	32,164		39,211		427
Total liabilities	1,073,510		1,198,964		14,240
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	119,668	1,587	161,516	96,566
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	835,446	11,082	909,012	909,549
Segment profit / (loss)	210,103	$ 2,787	240,598	248,583
Total assets	1,254,330		1,419,680		16,638
Total liabilities	430,302		449,228		$ 5,708
Copper segment [member]
Disclosure of operating segments [line items]
Revenue	90,517		107,390	246,766
Depreciation and amortisation	(1,471)		(1,447)	(1,607)
Cost of Sales and expenses	(93,420)		(109,729)	(236,388)
Other items	(2,028)
Impairment (Refer Note 14)	(6,692)
Segment profit / (loss)	(13,085)		(3,786)	8,771
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	2,192		2,732	5,417
Copper segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	9
Copper segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	90,526		107,390	246,766
Segment profit / (loss)	(2,894)		(2,339)	10,378
Total assets	64,853		78,540
Total liabilities	45,368		40,534
Zinc India segment [member]
Disclosure of operating segments [line items]
Revenue	181,590		206,562	216,136
Depreciation and amortisation	(22,610)		(18,768)	(15,011)
Cost of Sales and expenses	(94,450)		(100,567)	(93,540)
Other items				2,395
Segment profit / (loss)	64,530		87,227	109,980
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	46,088		36,574	30,587
Zinc India segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	181,590		206,562	216,136
Segment profit / (loss)	87,140		105,995	122,596
Total assets	206,643		187,019
Total liabilities	47,650		50,702
Zinc International Segment [member]
Disclosure of operating segments [line items]
Revenue	31,275		27,383	34,458
Depreciation and amortisation	(6,329)		(4,287)	(1,824)
Cost of Sales and expenses	(27,477)		(20,421)	(20,313)
Other items	(42)
Segment profit / (loss)	(2,573)		2,675	12,321
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	7,552		15,939	16,412
Zinc International Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	31,275		27,383	34,458
Segment profit / (loss)	3,798		6,962	14,145
Total assets	51,831		60,425
Total liabilities	12,266		13,616
Aluminium segment [member]
Disclosure of operating segments [line items]
Revenue	265,445		292,080	228,182
Depreciation and amortisation	(17,183)		(16,577)	(16,818)
Cost of Sales and expenses	(245,837)		(270,228)	(201,774)
Other items	1,681			(2,774)
Segment profit / (loss)	4,434		5,481	7,069
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	14,187		15,265	14,245
Aluminium segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	328		206	253
Aluminium segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	265,773		292,286	228,435
Segment profit / (loss)	19,936		22,058	26,661
Total assets	486,545		510,552
Total liabilities	179,278		201,233
Power segment [member]
Disclosure of operating segments [line items]
Revenue	58,599		64,559	55,012
Depreciation and amortisation	(5,701)		(5,969)	(4,773)
Cost of Sales and expenses	(42,109)		(49,962)	(39,868)
Segment profit / (loss)	10,789		9,306	11,877
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	671		307	714
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue			678	1,506
Power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	58,599		65,237	56,518
Segment profit / (loss)	16,490		15,275	16,650
Total assets	174,210		181,851
Total liabilities	16,418		17,251
Iron Ore Segment [member]
Disclosure of operating segments [line items]
Revenue	34,500		29,033	31,035
Depreciation and amortisation	(2,413)		(2,455)	(4,423)
Cost of Sales and expenses	(26,318)		(22,793)	(28,198)
Impairment (Refer Note 14)	(1,201)			(48,599)
Segment profit / (loss)	4,698		3,866	(49,922)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	1,081		377	822
Iron Ore Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	130		81	263
Iron Ore Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	34,630		29,114	31,298
Segment profit / (loss)	8,312		6,321	3,100
Total assets	34,450		37,979
Total liabilities	11,813		12,731
Oil and gas segment [member]
Disclosure of operating segments [line items]
Revenue	126,608		132,228	95,359
Depreciation and amortisation	(40,077)		(42,669)	(29,731)
Cost of Sales and expenses	(53,925)		(55,703)	(40,859)
Impairment (Refer Note 14)	(135,031)		2,611	93,278
Segment profit / (loss)	(102,425)		36,467	118,047
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	45,490		38,412	10,479
Oil and gas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	126,608		132,228	95,359
Segment profit / (loss)	72,683		76,525	54,500
Total assets	155,551		275,516
Total liabilities	102,055		98,831
All other segments [member]
Disclosure of operating segments [line items]
Revenue	46,912		49,777	2,601
Depreciation and amortisation	(4,706)		(3,974)	(692)
Cost of Sales and expenses	(43,187)		(40,431)	(2,172)
Impairment (Refer Note 14)	(5,098)
Segment profit / (loss)	(5,166)		5,827	(139)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	2,373		51,910	17,890
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	913		455	124
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	47,825		50,232	2,725
Segment profit / (loss)	4,638		9,801	553
Total assets	80,247		87,798
Total liabilities	15,454		14,330
Elimination [member]
Disclosure of operating segments [line items]
Cost of Sales and expenses	1,380		1,420	2,146
Elimination [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(1,380)		(1,420)	(2,146)
Elimination [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ (1,380)		₨ (1,420)	₨ (2,146)